Other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Other Receivables
Schedule of Other Receivables

Other receivables consisted of the following as of December 31, 2023 and December 31, 2022.

	Year ended Dec 31, 2023	Year ended Dec 31, 2022
	(Audited)	(Audited)
Other receivables	$-	$6,898
Deposits	$10,291	$4,930
Prepayments	$11,374	$3,318
Total other receivables	$21,665	$15,146